Restructuring Charges - Restructuring Reserve Activity (Detail) (USD $) In Millions, unless otherwise specified	24 Months Ended	12 Months Ended
	Dec. 31, 2012 October 2011 Plan [Member]	Dec. 31, 2013 June 2013 Plan [Member]	Dec. 31, 2011 April 2011 Plan [Member]	Dec. 31, 2013 June 2012 Plan [Member]	Dec. 31, 2013 December 2012 Plan [Member]
Restructuring Reserve Activity
Restructuring liability at beginning				$ 0.1	$ 1.6
Restructuring and restructuring-related charges	2.2	8.0	0.7		0.8
Cost paid	(2.2)	(4.9)	(0.7)	(0.1)	(2.4)
Restructuring liability at ending		$ 3.1